Partnership Distributions (Tables)	12 Months Ended
Dec. 31, 2018
Distribution Made to Limited Partner [Line Items]
Cash Distributions Table
The Board of Directors declared the following cash distributions to the Partnership’s common and general partner unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2016
March 31	$0.815	$158,905	May 2016
June 30	0.830	162,827	August 2016
September 30	0.845	166,742	November 2016
December 31	0.860	170,657	February 2017
2017
March 31	$0.875	$188,753	May 2017
June 30	0.890	207,491	August 2017
September 30	0.905	212,038	November 2017
December 31	0.920	216,586	February 2018
2018
March 31	$0.935	$221,133	May 2018
June 30	0.950	225,691	August 2018
September 30	0.965	230,239	November 2018
December 31 (1)	0.980	234,787	February 2019

(1)
The Board of Directors declared a cash distribution to the Partnership’s unitholders for the fourth quarter of 2018 of $0.980 per unit, or $234.8 million in aggregate, including incentive distributions, but excluding distributions on Class C units (see Class C unit distributions below). The cash distribution was paid on February 13, 2019, to unitholders of record at the close of business on February 1, 2019.

Series A Preferred Units [Member]
Distribution Made to Limited Partner [Line Items]
Cash Distributions Table
The following table summarizes the Series A Preferred unitholders’ cash distributions for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2016
March 31 (1)	$0.68	$1,887	May 2016
June 30 (2)	0.68	14,082	August 2016
September 30	0.68	14,907	November 2016
December 31	0.68	14,908	February 2017
2017
March 31	$0.68	$7,453	May 2017

(1)	Quarterly per unit distribution prorated for the 18-day period during which 14,030,611 Series A Preferred units were outstanding during the first quarter of 2016.

(2)
Full quarterly per unit distribution on 14,030,611 Series A Preferred units and quarterly per unit distribution prorated for the 77-day period during which 7,892,220 Series A Preferred units were outstanding during the second quarter of 2016.